Components of Income Before (Benefit) Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Canada	$ 3,151	$ 4,738
United States	(2,989)	(2,717)
Income before income taxes	$ 162	$ 2,021